Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Debt Issuance Costs and Debt Balances

The following table summarizes the debt issuance costs and the debt balances net of debt issuance costs by loan agreement as of September 30, 2023 (in thousands):

	Drawdown of Funds	Origination Fee	Debt Exchanged for Preferred Stock	Total Debt	Debt Issuance Costs	Amortization of Debt Issuance Costs	Total Debt, Net
Current
2020 Loan Agreement	$8,000	$-	$(8,000)	$-	$(2,806)	$2,806	$-
Secured Note	18,160	1,406	(17,993)	1,573	(6,044)	5,997	1,526
Total current, net	26,160	1,406	(25,993)	1,573	(8,850)	8,803	1,526
Non-current
$10 Million Secured Note	10,000	700	(10,007)	693	(666)	666	693
Total debt, net	$36,160	$2,106	$(36,000)	$2,266	$(9,516)	$9,469	$2,219

The following table summarizes the debt issuance costs and the debt balances net of debt issuance costs by loan agreement as of December 31, 2022 (in thousands):

	Drawdown of Funds	Origination Fee	Amount Refinanced	Total Debt	Debt Issuance Costs	Amortization of Debt Issuance Costs	Total Debt, Net
2019 Loan Agreement	$7,000	$160	$(7,160)	$-	$(494)	$494	$-
2020 Loan Agreement	8,000	-	-	8,000	(2,805)	2,451	7,646
2022 Secured Note	12,660	691	-	13,351	(4,720)	1,847	10,478
	$27,660	$851	$(7,160)	$21,351	$(8,019)	$4,792	$18,124

The following table summarizes the debt issuance costs and the debt balances net of debt issuance costs by loan agreement as of December 31, 2021 (in thousands):

	Drawdown of Funds	Origination Fee	Amount Refinanced	Total Debt	Debt Issuance Costs	Amortization of Debt Issuance Costs	Total Debt, Net
2019 Loan Agreement	$7,000	$160	$-	$7,160	$(494)	$474	$7,140
2020 Loan Agreement	7,500	-	-	7,500	(2,620)	1,182	6,062
	$14,500	$160	$-	$14,660	$(3,114)	$1,656	$13,202